UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-08876
Investment Company Act File Number

Senior Debt Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Senior Debt Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 124.6%(1)

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
Aerospace and Defense — 2.4%
	AWAS Capital, Inc.
5,452	Term Loan, 2.00%, Maturing March 22, 2013	$5,098,073
	Booz Allen Hamilton, Inc.
1,150	Term Loan, 6.00%, Maturing July 31, 2015	1,160,542
	DAE Aviation Holdings, Inc.
1,544	Term Loan, 4.00%, Maturing July 31, 2014	1,456,486
1,582	Term Loan, 4.00%, Maturing July 31, 2014	1,492,587
	Evergreen International Aviation
4,712	Term Loan, 10.50%, Maturing October 31, 2011(2)	3,805,164
	Hawker Beechcraft Acquisition
4,464	Term Loan, 2.24%, Maturing March 26, 2014	3,392,569
242	Term Loan, 2.25%, Maturing March 26, 2014	183,767
	Hexcel Corp.
1,149	Term Loan, 6.50%, Maturing May 21, 2014	1,160,598
	IAP Worldwide Services, Inc.
587	Term Loan, 9.25%, Maturing December 30, 2012(2)	511,779
	Spirit AeroSystems, Inc.
2,648	Term Loan, 2.00%, Maturing December 31, 2011	2,603,850
	TransDigm, Inc.
4,000	Term Loan, 2.25%, Maturing June 23, 2013	3,915,000
	Vought Aircraft Industries, Inc.
1,481	Revolving Loan, 0.50%, Maturing December 22, 2010(3)	1,437,037
667	Term Loan, 7.50%, Maturing December 17, 2011	668,333
1,086	Term Loan, 7.50%, Maturing December 17, 2011	1,090,235
431	Term Loan, 7.50%, Maturing December 22, 2011	430,669
	Wesco Aircraft Hardware Corp.
1,995	Term Loan, 2.49%, Maturing September 29, 2013	1,930,026
1,000	Term Loan - Second Lien, 5.99%, Maturing September 29, 2014	953,750

		$31,290,465

Air Transport — 0.3%
	Delta Air Lines, Inc.
4,882	Term Loan - Second Lien, 3.50%, Maturing April 30, 2014	$4,250,711

		$4,250,711

Automotive — 5.0%
	Accuride Corp.
1,125	DIP Loan, 1.00%, Maturing September 30, 2013(3)	$1,145,362
5,855	Term Loan, 10.00%, Maturing January 31, 2012	5,875,910
	Adesa, Inc.
6,017	Term Loan, 2.99%, Maturing October 18, 2013	5,864,466
	Allison Transmission, Inc.
857	Term Loan, 3.00%, Maturing September 30, 2014	788,385
	Cooper Standard Automotive, Inc.
284	Revolving Loan, 7.00%, Maturing December 23, 2011	282,052
1,731	Term Loan, 7.00%, Maturing December 23, 2010	1,721,181
58	Term Loan, 2.75%, Maturing December 23, 2011	57,681
	Dayco Products, LLC
500	Term Loan, 10.00%, Maturing November 12, 2012	490,000
1,000	Term Loan, 10.00%, Maturing November 12, 2012	990,000
1,084	Term Loan, 10.50%, Maturing November 13, 2014	1,018,795
156	Term Loan, 12.50%, Maturing November 13, 2014(2)	146,249

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Federal-Mogul Corp.
	8,487	Term Loan, 2.17%, Maturing December 27, 2014	$7,214,025
	5,262	Term Loan, 2.17%, Maturing December 27, 2015	4,472,764
		Financiere Truck (Investissement)
EUR	563	Term Loan, 3.22%, Maturing February 15, 2012	532,286
		Ford Motor Co.
	6,335	Term Loan, 3.26%, Maturing December 15, 2013	5,940,262
	2,500	Term Loan, 3.26%, Maturing December 15, 2013	2,310,625
		Fraikin, Ltd.
GBP	691	Term Loan, 0.79%, Maturing February 15, 2012(3)	753,717
GBP	307	Term Loan, 3.00%, Maturing February 15, 2012	334,856
		Goodyear Tire & Rubber Co.
	13,299	Term Loan - Second Lien, 2.34%, Maturing April 30, 2010	12,423,761
		HLI Operating Co., Inc.
EUR	109	Term Loan, 0.00%, Maturing May 30, 2014(4)	13,613
EUR	1,853	Term Loan, 0.00%, Maturing May 30, 2014(4)	231,238
		Keystone Automotive Operations, Inc.
	4,438	Term Loan, 3.75%, Maturing January 12, 2012	3,054,752
		Locafroid Services S.A.S.
EUR	132	Term Loan, 3.22%, Maturing February 15, 2012	125,296
		Tenneco Automotive, Inc.
	3,125	Term Loan, 5.73%, Maturing March 17, 2014	3,123,047
		TriMas Corp.
	375	Term Loan, 6.00%, Maturing August 2, 2011	363,750
	1,572	Term Loan, 6.00%, Maturing December 15, 2015	1,501,439
		TRW Automotive, Inc.
	1,300	Term Loan, 5.00%, Maturing May 30, 2016	1,302,844
		United Components, Inc.
	2,779	Term Loan, 2.25%, Maturing June 30, 2010	2,584,746

			$64,663,102

Beverage and Tobacco — 0.3%
		Culligan International Co.
EUR	3,000	Term Loan - Second Lien, 5.21%, Maturing May 31, 2013	$1,740,055
		Van Houtte, Inc.
	234	Term Loan, 2.75%, Maturing July 11, 2014	221,445
	1,712	Term Loan, 2.75%, Maturing July 11, 2014	1,623,925

			$3,585,425

Building and Development — 3.2%
		401 North Wabash Venture, LLC
	2,021	Term Loan, 0.00%, Maturing May 7, 2009(3)(5)	$1,515,718
		AIMCO Properties, L.P.
	1,237	Term Loan, 1.74%, Maturing March 23, 2011	1,215,844
		Beacon Sales Acquisition, Inc.
	1,895	Term Loan, 2.25%, Maturing September 30, 2013	1,802,814
		Brickman Group Holdings, Inc.
	2,415	Term Loan, 2.25%, Maturing January 23, 2014	2,297,938
		Epco/Fantome, LLC
	4,284	Term Loan, 2.86%, Maturing November 23, 2010	3,941,280
		Forestar USA Real Estate Group, Inc.
	666	Revolving Loan, 0.39%, Maturing December 1, 2010(3)	606,195
	6,106	Term Loan, 5.08%, Maturing December 1, 2010	5,922,947
		Lafarge Roofing
	1,094	Term Loan, 3.25%, Maturing July 16, 2014(2)	856,204
EUR	358	Term Loan, 5.00%, Maturing April 16, 2015(2)	324,904
		Materis
EUR	819	Term Loan, 3.04%, Maturing April 27, 2014	882,439
EUR	872	Term Loan, 3.18%, Maturing April 27, 2015	939,611
		Mueller Water Products, Inc.
	1,825	Term Loan, 5.25%, Maturing May 24, 2014	1,812,417

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		NCI Building Systems, Inc.
	1,117	Term Loan, 8.00%, Maturing June 18, 2010	$1,088,284
		Panolam Industries Holdings, Inc.
	1,805	Term Loan, 8.25%, Maturing December 31, 2013	1,642,847
		Re/Max International, Inc.
	1,880	Term Loan, 5.75%, Maturing December 17, 2012	1,885,182
	3,046	Term Loan, 9.75%, Maturing December 17, 2012	3,087,628
		Realogy Corp.
	415	Term Loan, 3.23%, Maturing September 1, 2014	370,185
	2,562	Term Loan, 3.25%, Maturing September 1, 2014	2,286,876
		Sanitec Europe OY
EUR	2,325	Term Loan, 2.50%, Maturing June 25, 2016	2,449,703
		South Edge, LLC
	4,475	Term Loan, 0.00%, Maturing October 31, 2009(5)	1,790,000
		WCI Communities, Inc.
	1,248	Term Loan, 10.00%, Maturing September 3, 2014(2)	1,154,368
	3,596	Term Loan, 10.07%, Maturing September 3, 2014	3,596,415

			$41,469,799

Business Equipment and Services — 9.8%
		Activant Solutions, Inc.
	2,008	Term Loan, 2.29%, Maturing May 1, 2013	$1,919,802
		Affiliated Computer Services
	1,910	Term Loan, 2.23%, Maturing March 20, 2013	1,905,304
	6,321	Term Loan, 2.23%, Maturing March 20, 2013	6,304,556
		Affinion Group, Inc.
	6,699	Term Loan, 2.73%, Maturing October 17, 2012	6,523,025
		Allied Barton Security Service
	1,433	Term Loan, 6.75%, Maturing February 21, 2015	1,454,747
		Education Management, LLC
	5,631	Term Loan, 2.06%, Maturing June 1, 2013	5,418,507
		Info USA, Inc.
	802	Term Loan, 2.01%, Maturing February 14, 2012	778,676
		Intergraph Corp.
	837	Term Loan, 2.26%, Maturing May 29, 2014	822,203
	2,000	Term Loan - Second Lien, 6.26%, Maturing November 29, 2014	1,928,750
		iPayment, Inc.
	3,500	Term Loan, 2.24%, Maturing May 10, 2013	3,307,584
		Kronos, Inc.
	2,481	Term Loan, 2.25%, Maturing June 11, 2014	2,362,316
		Language Line, Inc.
	4,725	Term Loan, 5.50%, Maturing October 30, 2015	4,748,625
		Mitchell International, Inc.
	1,000	Term Loan - Second Lien, 5.56%, Maturing March 28, 2015	830,000
		N.E.W. Holdings I, LLC
	4,409	Term Loan, 2.73%, Maturing May 22, 2014	4,226,106
		Protection One, Inc.
	435	Term Loan, 2.48%, Maturing March 31, 2012	417,378
	2,464	Term Loan, 4.48%, Maturing March 31, 2014	2,370,583
		Quantum Corp.
	665	Term Loan, 4.18%, Maturing July 12, 2014	621,342
		Quintiles Transnational Corp.
	4,584	Term Loan, 2.25%, Maturing March 31, 2013	4,448,559
		RiskMetrics Group Holdings, LLC
	3,485	Term Loan, 2.25%, Maturing January 11, 2014	3,471,707
		Sabre, Inc.
	12,884	Term Loan, 2.49%, Maturing September 30, 2014	11,549,296
		Serena Software, Inc.
	2,725	Term Loan, 2.26%, Maturing March 10, 2013	2,527,305

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Sitel (Client Logic)
	5,441	Term Loan, 5.74%, Maturing January 29, 2014	$5,033,110
		Solera Holdings, LLC
	2,575	Term Loan, 2.06%, Maturing May 15, 2014	2,521,933
		SunGard Data Systems, Inc.
	612	Term Loan, 1.98%, Maturing February 11, 2013	593,416
	1,679	Term Loan, 6.75%, Maturing February 28, 2014	1,698,056
	17,295	Term Loan, 3.90%, Maturing February 28, 2016	17,050,120
		Ticketmaster
	1,943	Term Loan, 7.00%, Maturing July 22, 2014	1,933,143
		Transaction Network Services, Inc.
	954	Term Loan, 2.00%, Maturing March 28, 2014	962,192
		Travelport, LLC
	3,900	Term Loan, 2.74%, Maturing August 23, 2013	3,748,875
	7,073	Term Loan, 2.74%, Maturing August 23, 2013	6,781,401
	2,741	Term Loan, 2.75%, Maturing August 23, 2013	2,627,989
EUR	1,053	Term Loan, 2.89%, Maturing August 23, 2013	1,409,980
		Valassis Communications, Inc.
	1,319	Term Loan, 2.01%, Maturing March 2, 2014	1,285,754
		VWR International, Inc.
	5,378	Term Loan, 2.73%, Maturing June 28, 2013	5,021,696
		West Corp.
	3,649	Term Loan, 2.61%, Maturing October 24, 2013	3,520,302
	5,301	Term Loan, 4.11%, Maturing July 15, 2016	5,258,413

			$127,382,751

Cable and Satellite Television — 9.9%
		Atlantic Broadband Finance, LLC
	5,166	Term Loan, 6.75%, Maturing June 8, 2013	$5,176,815
	192	Term Loan, 2.51%, Maturing September 1, 2013	189,007
		Bresnan Broadband Holdings, LLC
	1,436	Term Loan, 2.25%, Maturing March 29, 2014	1,401,440
	2,978	Term Loan, 2.27%, Maturing March 29, 2014	2,905,543
		Cequel Communications, LLC
	12,914	Term Loan, 2.25%, Maturing November 5, 2013	12,329,572
	3,000	Term Loan - Second Lien, 4.73%, Maturing May 5, 2014	2,944,821
		Charter Communications Operating, Inc.
	18,484	Term Loan, 2.26%, Maturing April 28, 2013	17,243,095
		CSC Holdings, Inc.
	9,240	Term Loan, 2.00%, Maturing March 29, 2013	9,027,018
		DirectTV Holdings, LLC
	1,681	Term Loan, 1.73%, Maturing April 13, 2013	1,672,188
		Foxco Acquisition Sub., LLC
	1,337	Term Loan, 7.50%, Maturing July 2, 2015	1,274,893
		Insight Midwest Holdings, LLC
	7,838	Term Loan, 2.25%, Maturing April 6, 2014	7,580,940
		MCC Iowa, LLC
	1,906	Term Loan, 1.96%, Maturing January 31, 2015	1,806,120
		Mediacom Illinois, LLC
	2,340	Term Loan, 1.46%, Maturing September 30, 2012	2,240,550
	5,846	Term Loan, 1.96%, Maturing January 31, 2015	5,534,999
		NTL Investment Holdings, Ltd.
GBP	1,501	Term Loan, 4.18%, Maturing September 3, 2012	2,375,355
		ProSiebenSat.1 Media AG
EUR	188	Term Loan, Maturing June 26, 2014(6)	226,584
EUR	1,406	Term Loan, Maturing July 2, 2014(6)	1,697,531
EUR	1,072	Term Loan, 3.34%, Maturing March 2, 2015	1,098,365
EUR	263	Term Loan, 2.59%, Maturing June 26, 2015	324,193
EUR	6,272	Term Loan, 2.59%, Maturing June 26, 2015	7,732,049
EUR	1,072	Term Loan, 3.59%, Maturing March 2, 2016	1,098,365

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		San Juan Cable, LLC
	960	Term Loan, 2.01%, Maturing October 31, 2012	$909,635
		UPC Broadband Holding B.V.
	1,593	Term Loan, 2.18%, Maturing December 31, 2014	1,532,721
	1,864	Term Loan, 3.93%, Maturing December 31, 2016	1,836,627
EUR	9,221	Term Loan, 4.21%, Maturing December 31, 2016	12,093,213
EUR	5,930	Term Loan, 4.99%, Maturing December 31, 2017	7,804,450
		Virgin Media Investment Holding
GBP	3,000	Term Loan, Maturing March 2, 2012(6)	4,779,022
	2,616	Term Loan, 3.75%, Maturing March 30, 2012	2,615,630
GBP	1,188	Term Loan, 4.40%, Maturing March 30, 2012	1,878,869
GBP	1,388	Term Loan, 4.40%, Maturing March 30, 2012	2,196,100
GBP	763	Term Loan, 4.43%, Maturing March 30, 2012	1,207,807
		YPSO Holding SA
EUR	957	Term Loan, 4.43%, Maturing July 28, 2014(2)	1,155,815
EUR	1,562	Term Loan, 4.43%, Maturing July 28, 2014(2)	1,885,804
EUR	2,481	Term Loan, 4.43%, Maturing July 28, 2014(2)	2,994,983

			$128,770,119

Chemicals and Plastics — 7.4%
		Arizona Chemical, Inc.
	843	Term Loan, 2.24%, Maturing February 28, 2013	$811,468
		Ashland, Inc.
	1,436	Term Loan, 7.65%, Maturing November 20, 2014	1,455,951
		Brenntag Holding GmbH and Co. KG
	2,858	Term Loan, 1.99%, Maturing December 23, 2013	2,800,559
	864	Term Loan, 2.01%, Maturing December 23, 2013	846,277
EUR	2,071	Term Loan, 2.59%, Maturing December 23, 2013	2,832,893
	679	Term Loan, 2.00%, Maturing January 20, 2014	665,470
EUR	377	Term Loan, 2.92%, Maturing December 23, 2014	515,673
EUR	486	Term Loan, 2.99%, Maturing December 23, 2014	664,701
	1,000	Term Loan - Second Lien, 4.25%, Maturing December 23, 2015	977,857
		British Vita UK, Ltd.
EUR	1,219	Term Loan, 5.78%, Maturing June 30, 2014(2)	1,309,453
		Celanese Holdings, LLC
	2,500	Term Loan, 1.98%, Maturing April 2, 2014	2,415,625
	9,111	Term Loan, 2.00%, Maturing April 2, 2014	8,796,481
		Cognis GmbH
EUR	615	Term Loan, 2.71%, Maturing September 15, 2013	829,449
EUR	2,510	Term Loan, 2.71%, Maturing September 15, 2013	3,386,916
		Columbian Chemicals Acquisition
	429	Term Loan, 6.31%, Maturing March 16, 2013	400,788
		Ferro Corp.
	4,442	Term Loan, 6.25%, Maturing June 6, 2012	4,364,394
		Hexion Specialty Chemicals, Inc.
EUR	735	Term Loan, 2.95%, Maturing May 5, 2012	924,555
	1,369	Term Loan, Maturing May 5, 2013(6)	1,303,923
	6,303	Term Loan, Maturing May 5, 2013(6)	6,002,542
	3,900	Term Loan, 2.56%, Maturing June 15, 2014	3,636,750
		Huntsman International, LLC
	5,660	Term Loan, 2.00%, Maturing August 16, 2012	5,424,117
		INEOS Group
EUR	412	Term Loan, 5.52%, Maturing December 14, 2011	535,027
EUR	2,542	Term Loan, 5.52%, Maturing December 14, 2011	3,300,277
EUR	306	Term Loan, 8.02%, Maturing December 14, 2011	396,845
EUR	2,648	Term Loan, 10.25%, Maturing December 14, 2011	3,438,459
	1,425	Term Loan, 9.00%, Maturing December 14, 2012	1,356,938
	2,525	Term Loan, 9.50%, Maturing December 14, 2013	2,355,603
	2,459	Term Loan, 10.00%, Maturing December 14, 2014	2,293,364
EUR	1,000	Term Loan - Second Lien, 7.02%, Maturing December 14, 2012	1,235,139

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		ISP Chemco, Inc.
	6,618	Term Loan, 2.00%, Maturing June 4, 2014	$6,313,734
		Kranton Polymers, LLC
	3,751	Term Loan, 2.25%, Maturing May 12, 2013	3,601,016
		MacDermid, Inc.
EUR	1,077	Term Loan, 2.64%, Maturing April 12, 2014	1,205,880
		Millenium Inorganic Chemicals
	3,917	Term Loan, 2.50%, Maturing April 30, 2014	3,701,601
		Momentive Performance Material
	4,702	Term Loan, 2.50%, Maturing December 4, 2013	4,372,057
		Nalco Co.
	1,000	Term Loan, 1.98%, Maturing May 6, 2016	991,250
	1,318	Term Loan, 6.50%, Maturing May 6, 2016	1,340,128
		Rockwood Specialties Group, Inc.
	7,717	Term Loan, 6.00%, Maturing May 15, 2014	7,793,794
		Schoeller Arca Systems Holding
EUR	824	Term Loan, 5.07%, Maturing November 16, 2015	742,717
EUR	887	Term Loan, 5.07%, Maturing November 16, 2015	799,236
EUR	289	Term Loan, 6.17%, Maturing November 16, 2015	260,495

			$96,399,402

Clothing/Textiles — 0.3%
		Hanesbrands, Inc.
	2,550	Term Loan, 5.25%, Maturing December 10, 2015	$2,587,186
		St. John Knits International, Inc.
	1,748	Term Loan, 9.25%, Maturing March 23, 2012	1,617,043

			$4,204,229

Conglomerates — 3.1%
		Amsted Industries, Inc.
	4,888	Term Loan, 2.25%, Maturing October 15, 2010	$4,686,241
	472	Term Loan, 2.26%, Maturing April 5, 2013	452,153
		Doncasters (Dunde HoldCo 4 Ltd.)
	1,307	Term Loan, 4.24%, Maturing July 13, 2015	1,151,744
GBP	581	Term Loan, 4.55%, Maturing July 13, 2015	825,535
	1,307	Term Loan, 4.74%, Maturing July 13, 2015	1,151,744
GBP	581	Term Loan, 5.05%, Maturing July 13, 2015	825,535
		Gentek Holding, LLC
	825	Term Loan, 7.00%, Maturing October 29, 2014	834,900
		Jarden Corp.
	645	Term Loan, 2.00%, Maturing January 24, 2012	637,912
	2,731	Term Loan, 2.00%, Maturing January 24, 2012	2,714,819
	989	Term Loan, 2.75%, Maturing January 24, 2012	985,248
		Johnson Diversey, Inc.
	1,950	Term Loan, 5.50%, Maturing November 24, 2015	1,979,250
		Manitowoc Company, Inc. (The)
	5,042	Term Loan, 7.50%, Maturing August 21, 2014	5,030,836
		Polymer Group, Inc.
	5,374	Term Loan, 7.00%, Maturing November 22, 2014	5,434,839
		RBS Global, Inc.
	1,065	Term Loan, 2.50%, Maturing July 19, 2013	991,414
	4,878	Term Loan, 2.79%, Maturing July 19, 2013	4,615,683
		RGIS Holdings, LLC
	5,373	Term Loan, 2.74%, Maturing April 30, 2014	4,997,089
	269	Term Loan, 2.75%, Maturing April 30, 2014	249,854
		US Investigations Services, Inc.
	1,955	Term Loan, 3.25%, Maturing February 21, 2015	1,794,831
		Vertrue, Inc.
	1,000	Term Loan, 3.26%, Maturing August 16, 2014	800,000

			$40,159,627

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Containers and Glass Products — 4.0%
		Berry Plastics Corp.
	6,073	Term Loan, 2.25%, Maturing April 3, 2015	$5,507,287
		Consolidated Container Co.
	885	Term Loan, 2.50%, Maturing March 28, 2014	815,539
	1,500	Term Loan - Second Lien, 5.75%, Maturing September 28, 2014	1,282,500
		Crown Americas, Inc.
	1,320	Term Loan, 1.98%, Maturing November 15, 2012	1,309,001
EUR	960	Term Loan, 2.19%, Maturing November 15, 2012	1,274,470
		Graham Packaging Holdings Co.
	1,780	Term Loan, 2.50%, Maturing October 7, 2011	1,769,590
	7,883	Term Loan, 6.75%, Maturing April 5, 2014	7,965,995
		Graphic Packaging International, Inc.
	5,474	Term Loan, 2.25%, Maturing May 16, 2014	5,329,186
	1,754	Term Loan, 3.00%, Maturing May 16, 2014	1,728,270
		JSG Acquisitions
EUR	1,528	Term Loan, 3.97%, Maturing December 31, 2014	2,107,458
EUR	1,511	Term Loan, 4.11%, Maturing December 31, 2014	2,083,363
		OI European Group B.V.
EUR	3,790	Term Loan, 1.95%, Maturing June 14, 2013	5,079,672
		Owens-Brockway Glass Container
	4,738	Term Loan, 1.73%, Maturing June 14, 2013	4,638,311
		Reynolds Group Holdings, Inc.
	2,300	Term Loan, 6.25%, Maturing November 5, 2015	2,334,213
		Smurfit-Stone Container Corp.
	3,575	Revolving Loan, 2.84%, Maturing July 28, 2010	3,574,903
	1,187	Revolving Loan, 3.06%, Maturing July 28, 2010	1,186,554
	466	Term Loan, 2.50%, Maturing November 1, 2011	462,922
	817	Term Loan, 2.50%, Maturing November 1, 2011	811,735
	1,540	Term Loan, 2.50%, Maturing November 1, 2011	1,531,113
	718	Term Loan, 4.50%, Maturing November 1, 2011	713,283

			$51,505,365

Cosmetics/Toiletries — 0.4%
		American Safety Razor Co.
	1,000	Term Loan - Second Lien, 6.51%, Maturing July 31, 2014	$547,500
		Bausch & Lomb, Inc.
	216	Term Loan, 3.50%, Maturing April 30, 2015	208,874
	888	Term Loan, 3.50%, Maturing April 30, 2015	860,125
		Prestige Brands, Inc.
	3,463	Term Loan, 4.50%, Maturing April 7, 2011	3,428,399

			$5,044,898

Drugs — 1.0%
		Chattem, Inc.
	1,089	Term Loan, 1.98%, Maturing January 2, 2013	$1,086,652
		Graceway Pharmaceuticals, LLC
	5,667	Term Loan, 2.98%, Maturing May 3, 2012	4,722,889
	1,000	Term Loan - Second Lien, 6.73%, Maturing May 3, 2013	532,500
		Pharmaceutical Holdings Corp.
	1,055	Term Loan, 3.51%, Maturing January 30, 2012	1,001,910
		Warner Chilcott Corp.
	1,747	Term Loan, 5.50%, Maturing October 30, 2014	1,754,742
	874	Term Loan, 5.75%, Maturing April 30, 2015	876,987
	1,922	Term Loan, 5.75%, Maturing April 30, 2015	1,929,370
	1,300	Term Loan, Maturing April 30, 2015(6)	1,305,233

			$13,210,283

Ecological Services and Equipment — 1.5%
		Blue Waste B.V. (AVR Acquisition)
EUR	4,000	Term Loan, 2.68%, Maturing April 1, 2015	$5,235,421

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Environmental Systems Products Holdings, Inc.
	203	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	$185,505
		Kemble Water Structure, Ltd.
GBP	8,500	Term Loan - Second Lien, 4.74%, Maturing October 13, 2013	11,073,617
		Sensus Metering Systems, Inc.
	2,989	Term Loan, 6.99%, Maturing June 3, 2013	3,000,393

			$19,494,936

Electronics/Electrical — 4.0%
		Aspect Software, Inc.
	3,525	Term Loan, 3.25%, Maturing July 11, 2011	$3,383,603
		FCI International S.A.S.
	497	Term Loan, 3.62%, Maturing November 1, 2013	465,112
	497	Term Loan, 3.62%, Maturing November 1, 2013	465,113
	516	Term Loan, 3.62%, Maturing November 1, 2013	483,122
	516	Term Loan, 3.62%, Maturing November 1, 2013	483,122
		Freescale Semiconductor, Inc.
	6,523	Term Loan, 1.98%, Maturing December 1, 2013	5,871,799
		Infor Enterprise Solutions Holdings
EUR	1,940	Term Loan, 3.39%, Maturing July 28, 2012	2,454,450
	4,097	Term Loan, 3.99%, Maturing July 28, 2012	3,840,629
	7,852	Term Loan, 3.99%, Maturing July 28, 2012	7,361,207
	500	Term Loan, 5.73%, Maturing March 2, 2014	415,000
		Network Solutions, LLC
	1,915	Term Loan, 2.51%, Maturing March 7, 2014	1,735,138
		Open Solutions, Inc.
	5,423	Term Loan, 2.38%, Maturing January 23, 2014	4,830,689
		Sensata Technologies Finance Co.
	6,578	Term Loan, 2.00%, Maturing April 27, 2013	5,992,417
		Spectrum Brands, Inc.
	440	Term Loan, 8.00%, Maturing March 30, 2013	439,648
	8,517	Term Loan, 8.00%, Maturing March 30, 2013	8,517,022
		VeriFone, Inc.
	225	Term Loan, 2.99%, Maturing October 31, 2013	221,625
		Vertafore, Inc.
	4,791	Term Loan, 5.50%, Maturing July 31, 2014	4,611,713

			$51,571,409

Equipment Leasing — 0.4%
		Hertz Corp.
	785	Term Loan, 2.00%, Maturing December 21, 2012	$766,352
	4,267	Term Loan, 2.01%, Maturing December 21, 2012	4,164,581

			$4,930,933

Farming/Agriculture — 0.4%
		BF Bolthouse HoldCo, LLC
	1,658	Term Loan, 5.50%, Maturing December 16, 2012	$1,643,180
	1,000	Term Loan - Second Lien, 9.00%, Maturing December 16, 2013	979,583
		Central Garden & Pet Co.
	3,352	Term Loan, 1.74%, Maturing February 28, 2014	3,184,489

			$5,807,252

Financial Intermediaries — 2.2%
		Citco III, Ltd.
	4,425	Term Loan, 4.43%, Maturing June 30, 2014	$4,292,684
		E.A. Viner International Co.
	130	Term Loan, 4.76%, Maturing July 31, 2013	124,163
		First Data Corp.
	997	Term Loan, 2.98%, Maturing September 24, 2014	864,802
	3,995	Term Loan, 3.00%, Maturing September 24, 2014	3,452,814
	997	Term Loan, 3.00%, Maturing September 24, 2014	864,802

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Grosvenor Capital Management
	1,402	Term Loan, 2.25%, Maturing December 5, 2013	$1,275,735
		Jupiter Asset Management Group
GBP	1,321	Term Loan, 2.74%, Maturing June 30, 2015	1,994,283
		LPL Holdings, Inc.
	11,578	Term Loan, 2.00%, Maturing December 18, 2014	11,080,713
		Nuveen Investments, Inc.
	3,262	Term Loan, 3.29%, Maturing November 2, 2014	2,887,757
		Oxford Acquisition III, Ltd.
	1,262	Term Loan, 2.25%, Maturing May 24, 2014	1,190,350
		RJO Holdings Corp. (RJ O’Brien)
	1,452	Term Loan, 5.24%, Maturing July 31, 2014(2)	965,725

			$28,993,828

Food Products — 3.4%
		Advantage Sales & Marketing, Inc.
	7,021	Term Loan, 2.26%, Maturing March 29, 2013	$6,710,936
		American Seafoods Group, LLC
	329	Term Loan, 4.00%, Maturing September 30, 2012	320,424
		B&G Foods, Inc.
	1,130	Term Loan, 2.26%, Maturing February 23, 2013	1,113,950
		BL Marketing, Ltd.
GBP	1,500	Term Loan, 2.52%, Maturing December 31, 2013	2,338,664
		Dean Foods Co.
	8,976	Term Loan, 1.64%, Maturing April 2, 2014	8,732,425
		Dole Food Company, Inc.
	312	Term Loan, 7.89%, Maturing April 12, 2013	315,869
	543	Term Loan, 8.00%, Maturing April 12, 2013	549,313
	1,762	Term Loan, 8.00%, Maturing April 12, 2013	1,782,263
		Pinnacle Foods Finance, LLC
	3,000	Revolving Loan, 0.79%, Maturing April 2, 2013(3)	2,790,000
	10,440	Term Loan, 2.98%, Maturing April 2, 2014	9,912,977
	2,425	Term Loan, 7.50%, Maturing April 2, 2014	2,449,250
		Reddy Ice Group, Inc.
	7,975	Term Loan, 2.00%, Maturing August 9, 2012	7,503,143

			$44,519,214

Food Service — 3.6%
		AFC Enterprises, Inc.
	772	Term Loan, 7.00%, Maturing May 11, 2011	$777,950
		Aramark Corp.
	18,926	Term Loan, 2.13%, Maturing January 26, 2014	18,168,638
	1,236	Term Loan, 2.14%, Maturing January 26, 2014	1,186,970
		Buffets, Inc.
	1,275	Term Loan, 18.00%, Maturing April 30, 2012	1,300,621
	319	Term Loan, 7.50%, Maturing November 1, 2013(2)	283,579
	1,632	Term Loan - Second Lien, 17.75%, Maturing November 1, 2013(2)	1,452,073
		CBRL Group, Inc.
	3,592	Term Loan, 1.79%, Maturing April 27, 2013	3,473,764
	2,171	Term Loan, 2.79%, Maturing April 27, 2016	2,111,992
		JRD Holdings, Inc.
	2,002	Term Loan, 2.50%, Maturing June 26, 2014	1,942,122
		Maine Beverage Co., LLC
	1,212	Term Loan, 2.00%, Maturing June 30, 2010	1,145,391
		NPC International, Inc.
	1,843	Term Loan, 2.00%, Maturing May 3, 2013	1,771,817
		OSI Restaurant Partners, LLC
	433	Term Loan, 3.08%, Maturing May 9, 2013	390,766
	4,931	Term Loan, 2.56%, Maturing May 9, 2014	4,451,871
		QCE Finance, LLC
	4,157	Term Loan, 2.56%, Maturing May 5, 2013	3,580,021

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Sagittarius Restaurants, LLC
	1,117	Term Loan, 9.75%, Maturing March 29, 2013	$1,089,276
		Selecta
GBP	2,500	Term Loan, 3.22%, Maturing June 28, 2015	3,177,021

			$46,303,872

Food/Drug Retailers — 3.2%
		General Nutrition Centers, Inc.
	7,138	Term Loan, 2.51%, Maturing September 16, 2013	$6,878,924
		Pantry, Inc. (The)
	735	Term Loan, 1.74%, Maturing May 15, 2014	699,455
	2,554	Term Loan, 1.74%, Maturing May 15, 2014	2,429,403
		Rite Aid Corp.
	17,061	Term Loan, 1.99%, Maturing June 1, 2014	15,326,323
	2,444	Term Loan, 6.00%, Maturing June 4, 2014	2,321,351
	2,500	Term Loan, 9.50%, Maturing June 4, 2014	2,621,875
		Roundy’s Supermarkets, Inc.
	10,741	Term Loan, 6.25%, Maturing November 3, 2013	10,714,136

			$40,991,467

Forest Products — 1.9%
		Appleton Papers, Inc.
	4,178	Term Loan, 6.70%, Maturing June 5, 2014	$4,146,229
		Georgia-Pacific Corp.
	10,954	Term Loan, 2.23%, Maturing December 20, 2012	10,758,638
	6,859	Term Loan, 2.26%, Maturing December 20, 2012	6,736,779
	3,195	Term Loan, 3.50%, Maturing December 23, 2014	3,197,323

			$24,838,969

Health Care — 11.9%
		Alliance Healthcare Services
	3,825	Term Loan, 5.50%, Maturing June 1, 2016	$3,812,649
		American Medical Systems
	1,486	Term Loan, 2.50%, Maturing July 20, 2012	1,444,974
		AMR HoldCo, Inc.
	1,604	Term Loan, 2.23%, Maturing February 10, 2012	1,555,711
		Biomet, Inc.
	8,359	Term Loan, 3.25%, Maturing December 26, 2014	8,168,346
EUR	1,046	Term Loan, 3.55%, Maturing December 26, 2014	1,438,165
		Cardinal Health 409, Inc.
	5,923	Term Loan, 2.48%, Maturing April 10, 2014	5,419,659
		Carestream Health, Inc.
	6,492	Term Loan, 2.23%, Maturing April 30, 2013	6,169,322
		Carl Zeiss Vision Holding GmbH
	3,701	Term Loan, 2.73%, Maturing March 23, 2015	2,850,843
		Community Health Systems, Inc.
	1,009	Term Loan, 2.51%, Maturing July 25, 2014	954,568
	19,725	Term Loan, 2.51%, Maturing July 25, 2014	18,669,718
		Concentra, Inc.
	2,145	Term Loan, 2.51%, Maturing June 25, 2014	2,021,663
		ConMed Corp.
	1,009	Term Loan, 1.74%, Maturing April 13, 2013	958,761
		CRC Health Corp.
	1,355	Term Loan, 2.50%, Maturing February 6, 2013	1,271,537
	1,457	Term Loan, 2.50%, Maturing February 6, 2013	1,368,216
		Dako (Eqt Project Delphi)
EUR	1,337	Term Loan, 2.58%, Maturing June 12, 2015	1,672,841
		DaVita, Inc.
	7,807	Term Loan, 1.74%, Maturing October 5, 2012	7,648,417
		DJO Finance, LLC
	896	Term Loan, 3.23%, Maturing May 15, 2014	871,256

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		HCA, Inc.
	20,989	Term Loan, 2.50%, Maturing November 18, 2013	$19,992,132
		Health Management Association, Inc.
	10,464	Term Loan, 2.00%, Maturing February 28, 2014	9,959,224
		HealthSouth Corp.
	1,367	Term Loan, 2.51%, Maturing March 10, 2013	1,336,214
	1,000	Term Loan, 2.65%, Maturing March 10, 2013	930,000
	1,125	Term Loan, 4.01%, Maturing March 15, 2014	1,116,872
		Iasis Healthcare, LLC
	259	Term Loan, 2.23%, Maturing March 14, 2014	248,020
	957	Term Loan, 2.23%, Maturing March 14, 2014	916,124
	2,766	Term Loan, 2.23%, Maturing March 14, 2014	2,647,163
		IM U.S. Holdings, LLC
	3,827	Term Loan, 2.24%, Maturing June 26, 2014	3,664,233
	1,986	Term Loan - Second Lien, Maturing June 26, 2015(6)	1,925,357
		inVentiv Health, Inc.
	2,123	Term Loan, 2.01%, Maturing July 6, 2014	2,020,094
		LifePoint Hospitals, Inc.
	2,242	Term Loan, 1.89%, Maturing April 15, 2012	2,203,836
		MultiPlan Merger Corp.
	1,318	Term Loan, 2.73%, Maturing April 12, 2013	1,261,530
	1,045	Term Loan, 2.75%, Maturing April 12, 2013	999,916
		Mylan, Inc.
	6,398	Term Loan, 3.55%, Maturing October 2, 2014	6,335,113
		National Mentor Holdings, Inc.
	190	Term Loan, 2.15%, Maturing June 29, 2013	172,312
	3,097	Term Loan, 2.26%, Maturing June 29, 2013	2,803,024
		Nyco Holdings
EUR	2,321	Term Loan, 2.85%, Maturing December 29, 2014	3,101,079
EUR	2,321	Term Loan, 3.60%, Maturing December 29, 2015	3,101,079
		RadNet Management, Inc.
	2,595	Term Loan, 4.51%, Maturing November 15, 2012	2,504,556
		ReAble Therapeutics Finance, LLC
	4,341	Term Loan, 2.26%, Maturing November 16, 2013	4,248,581
		RehabCare Group, Inc.
	2,000	Term Loan, 6.00%, Maturing November 20, 2015	2,009,000
		Select Medical Holdings Corp.
	5,568	Term Loan, 4.02%, Maturing August 5, 2014	5,498,709
		Sunrise Medical Holdings, Inc.
	1,656	Term Loan, 8.25%, Maturing May 13, 2010	1,374,539
		TZ Merger Sub., Inc. (TriZetto)
	992	Term Loan, 7.50%, Maturing July 24, 2015	999,079
		Vanguard Health Holding Co., LLC
	2,794	Term Loan, 2.49%, Maturing September 23, 2011	2,796,455
	3,800	Term Loan, Maturing January 29, 2016(6)	3,818,525
		Viant Holdings, Inc.
	715	Term Loan, 2.51%, Maturing June 25, 2014	704,040

			$154,983,452

Home Furnishings — 0.5%
		Hunter Fan Co.
	1,415	Term Loan, 2.74%, Maturing April 16, 2014	$1,136,791
		Interline Brands, Inc.
	717	Term Loan, 1.98%, Maturing June 23, 2013	663,587
	2,635	Term Loan, 2.00%, Maturing June 23, 2013	2,437,676
		National Bedding Co., LLC
	1,830	Term Loan, 2.30%, Maturing August 31, 2011	1,765,648
		Oreck Corp.
	1,239	Term Loan, 0.00%, Maturing February 2, 2012(4)(7)	444,835

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Simmons Co.
	2,181	Term Loan, 7.35%, Maturing February 15, 2012(2)	$13,629

			$6,462,166

Industrial Equipment — 2.8%
		CEVA Group PLC U.S.
	3,424	Term Loan, 3.23%, Maturing January 4, 2014	$3,004,601
	413	Term Loan, 3.25%, Maturing January 4, 2014	370,809
EUR	258	Term Loan, 3.43%, Maturing January 4, 2014	321,645
EUR	439	Term Loan, 3.43%, Maturing January 4, 2014	546,189
EUR	539	Term Loan, 3.43%, Maturing January 4, 2014	671,269
EUR	435	Term Loan, 3.71%, Maturing January 4, 2014	541,862
		EPD Holdings (Goodyear Engineering Products)
	450	Term Loan, 2.74%, Maturing July 13, 2014	386,458
	3,143	Term Loan, 2.74%, Maturing July 13, 2014	2,698,305
	1,000	Term Loan - Second Lien, 5.98%, Maturing July 13, 2015	755,000
		Generac Acquisition Corp.
	1,727	Term Loan, 2.75%, Maturing November 7, 2013	1,606,175
	2,000	Term Loan - Second Lien, 6.25%, Maturing April 7, 2014	1,842,000
		Gleason Corp.
	591	Term Loan, 2.00%, Maturing June 30, 2013	579,038
	1,749	Term Loan, 2.00%, Maturing June 30, 2013	1,713,955
		Jason, Inc.
	1,322	Term Loan, 5.99%, Maturing April 30, 2010	865,666
		John Maneely Co.
	6,044	Term Loan, 3.50%, Maturing December 8, 2013	5,804,092
		KION Group GmbH
EUR	500	Term Loan, 2.69%, Maturing December 23, 2014(2)	544,943
	1,750	Term Loan, 3.98%, Maturing December 23, 2014	1,352,750
EUR	500	Term Loan, 2.98%, Maturing December 23, 2015(2)	544,943
	1,750	Term Loan, 4.23%, Maturing December 23, 2015	1,352,750
		Polypore, Inc.
	8,287	Term Loan, 2.49%, Maturing July 3, 2014	7,935,281
EUR	724	Term Loan, 2.64%, Maturing July 3, 2014	939,124
		TFS Acquisition Corp.
	1,961	Term Loan, 14.00%, Maturing August 11, 2013(2)	1,504,810

			$35,881,665

Insurance — 2.4%
		Alliant Holdings I, Inc.
	5,000	Term Loan, 0.50%, Maturing August 21, 2012(3)	$4,225,000
	1,000	Term Loan, Maturing August 21, 2014(6)	946,667
		AmWINS Group, Inc.
	2,000	Term Loan, 2.76%, Maturing June 8, 2013	1,857,500
		Applied Systems, Inc.
	1,909	Term Loan, 2.73%, Maturing September 26, 2013	1,823,377
		CCC Information Services Group, Inc.
	3,934	Term Loan, 2.49%, Maturing February 10, 2013	3,810,805
		Conseco, Inc.
	7,167	Term Loan, 7.50%, Maturing October 10, 2013	6,835,690
		Crump Group, Inc.
	2,326	Term Loan, 3.24%, Maturing August 4, 2014	2,099,433
		Hub International Holdings, Inc.
	861	Term Loan, 2.75%, Maturing June 13, 2014	807,288
	3,831	Term Loan, 2.75%, Maturing June 13, 2014	3,591,538
	1,347	Term Loan, 6.75%, Maturing June 30, 2014	1,339,330
		U.S.I. Holdings Corp.
	4,690	Term Loan, 3.01%, Maturing May 4, 2014	4,326,855

			$31,663,483

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Leisure Goods/Activities/Movies — 6.3%
		24 Hour Fitness Worldwide, Inc.
	1,736	Term Loan, 2.76%, Maturing June 8, 2012	$1,644,742
		AMC Entertainment, Inc.
	4,987	Term Loan, 1.73%, Maturing January 26, 2013	4,879,091
		Bombardier Recreational Products
	5,651	Term Loan, 3.28%, Maturing June 28, 2013	4,283,886
		Carmike Cinemas, Inc.
	556	Term Loan, 3.54%, Maturing May 19, 2012	557,364
	444	Term Loan, 4.24%, Maturing May 19, 2012	444,824
	6,150	Term Loan, Maturing January 27, 2016(6)	6,156,408
		Cedar Fair, L.P.
	2,916	Term Loan, 2.23%, Maturing August 30, 2012	2,908,077
	3,664	Term Loan, 4.23%, Maturing February 17, 2014	3,660,198
		Cinemark, Inc.
	9,270	Term Loan, 2.01%, Maturing October 5, 2013	9,127,545
		Deluxe Entertainment Services
	96	Term Loan, 6.22%, Maturing January 28, 2011	91,071
	165	Term Loan, 6.25%, Maturing January 28, 2011	155,659
	1,571	Term Loan, 6.25%, Maturing January 28, 2011	1,483,623
		DW Funding, LLC
	1,209	Term Loan, 2.14%, Maturing April 30, 2011	1,057,568
		Fender Musical Instruments Corp.
	309	Term Loan, 2.51%, Maturing June 9, 2014	267,725
	611	Term Loan, 2.51%, Maturing June 9, 2014	530,014
		Formula One (Alpha D2, Ltd.)
	2,400	Term Loan - Second Lien, Maturing June 30, 2014(6)	2,158,999
		Metro-Goldwyn-Mayer Holdings, Inc.
	8,741	Term Loan, 0.00%, Maturing April 8, 2012(4)	5,274,837
		National CineMedia, LLC
	2,700	Term Loan, 2.01%, Maturing February 13, 2015	2,611,124
		Regal Cinemas Corp.
	7,973	Term Loan, 4.00%, Maturing November 10, 2010	7,995,924
		Revolution Studios Distribution Co., LLC
	3,507	Term Loan, 3.99%, Maturing December 21, 2014	3,191,077
	2,825	Term Loan - Second Lien, 7.24%, Maturing June 21, 2015	1,977,500
		Six Flags Theme Parks, Inc.
	5,159	Term Loan, 2.49%, Maturing April 30, 2015	5,097,465
		Southwest Sports Group, LLC
	3,725	Term Loan, 6.75%, Maturing December 22, 2010	3,088,647
		SW Acquisition Co., Inc.
	4,350	Term Loan, 5.75%, Maturing May 31, 2016	4,400,299
		Universal City Development Partners, Ltd.
	6,075	Term Loan, 6.50%, Maturing November 6, 2014	6,150,938
		Zuffa, LLC
	2,980	Term Loan, 2.31%, Maturing June 20, 2016	2,820,718

			$82,015,323

Lodging and Casinos — 3.9%
		Ameristar Casinos, Inc.
	3,480	Term Loan, 3.50%, Maturing November 10, 2012	$3,462,600
		Choctaw Resort Development Enterprise
	890	Term Loan, 7.25%, Maturing November 4, 2011	883,577
		Full Moon Holdco 3, Ltd.
GBP	500	Term Loan, 4.35%, Maturing November 20, 2014	719,326
GBP	500	Term Loan, 4.85%, Maturing November 20, 2015	719,326
		Green Valley Ranch Gaming, LLC
	2,615	Term Loan, 2.26%, Maturing February 16, 2014	1,757,933

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Harrah’s Operating Co.
	1,622	Term Loan, 3.25%, Maturing January 28, 2015	$1,345,634
	1,000	Term Loan, 9.50%, Maturing October 31, 2016	1,021,389
		Herbst Gaming, Inc.
	2,438	Term Loan, 0.00%, Maturing December 2, 2011(4)	1,341,152
	4,529	Term Loan, 0.00%, Maturing December 2, 2011(4)	2,491,006
		Isle of Capri Casinos, Inc.
	1,277	Term Loan, 1.98%, Maturing November 30, 2013	1,269,504
	1,695	Term Loan, 1.98%, Maturing November 30, 2013	1,684,005
	4,236	Term Loan, 2.00%, Maturing November 30, 2013	4,210,015
		LodgeNet Entertainment Corp.
	4,118	Term Loan, 2.26%, Maturing April 4, 2014	3,796,109
		New World Gaming Partners, Ltd.
	667	Term Loan, 2.75%, Maturing June 30, 2014	609,075
	3,295	Term Loan, 2.75%, Maturing June 30, 2014	3,007,115
		Penn National Gaming, Inc.
	8,919	Term Loan, 1.99%, Maturing October 3, 2012	8,769,937
		Tropicana Entertainment, Inc.
	210	Term Loan, 0.00%, Maturing December 29, 2012(3)	195,694
		Venetian Casino Resort/Las Vegas Sands, Inc.
	2,817	Term Loan, 2.01%, Maturing May 14, 2014	2,488,733
	11,154	Term Loan, 2.01%, Maturing May 23, 2014	9,853,867
		Wimar OpCo, LLC
	2,152	Term Loan, 0.00%, Maturing January 3, 2012(4)	672,368

			$50,298,365

Nonferrous Metals/Minerals — 1.1%
		Euramax International, Inc.
EUR	707	Term Loan, 10.00%, Maturing June 29, 2013	$764,485
	1,079	Term Loan, 10.00%, Maturing June 29, 2013	841,298
EUR	712	Term Loan, 14.00%, Maturing June 29, 2013(2)	770,518
	1,076	Term Loan, 14.00%, Maturing June 29, 2013(2)	839,173
		Noranda Aluminum Acquisition
	1,144	Term Loan, 2.23%, Maturing May 18, 2014	995,058
		Novelis, Inc.
	1,926	Term Loan, 2.24%, Maturing June 28, 2014	1,832,647
	4,237	Term Loan, 2.25%, Maturing June 28, 2014	4,031,979
		Oxbow Carbon and Mineral Holdings
	4,196	Term Loan, 2.25%, Maturing May 8, 2014	4,080,592

			$14,155,750

Oil and Gas — 2.9%
		Atlas Pipeline Partners, L.P.
	3,150	Term Loan, 6.75%, Maturing July 20, 2014	$3,142,241
		Big West Oil, LLC
	1,054	Term Loan, 4.50%, Maturing May 1, 2014	1,021,945
	1,324	Term Loan, 4.50%, Maturing May 1, 2014	1,284,731
		Dresser, Inc.
	4,714	Term Loan, 2.52%, Maturing May 4, 2014	4,530,046
		Dynegy Holdings, Inc.
	1,048	Term Loan, 3.99%, Maturing April 2, 2013	1,024,995
	8,083	Term Loan, 3.99%, Maturing April 2, 2013	7,908,552
		Energy Transfer Equity, L.P.
	2,825	Term Loan, 1.98%, Maturing February 8, 2012	2,801,795
		Enterprise GP Holdings, L.P.
	3,259	Term Loan, 2.49%, Maturing October 31, 2014	3,221,842
		Hercules Offshore, Inc.
	3,777	Term Loan, 6.00%, Maturing July 6, 2013	3,614,316
		Precision Drilling Corp.
	893	Term Loan, 4.24%, Maturing December 23, 2013	880,023

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		SemGroup Corp.
	3,375	Term Loan, 1.25%, Maturing November 27, 2013	$3,352,499
		Targa Resources, Inc.
	2,475	Term Loan, 6.00%, Maturing June 4, 2017	2,487,375
		Volnay Acquisition Co.
	1,890	Term Loan, 3.47%, Maturing January 12, 2014	1,861,187

			$37,131,547

Publishing — 7.5%
		American Media Operations, Inc.
	4,743	Term Loan, 10.00%, Maturing January 31, 2013(2)	$4,485,292
		Aster Zweite Beteiligungs GmbH
	2,475	Term Loan, 2.89%, Maturing September 27, 2013	2,402,297
		Black Press US Partnership
	618	Term Loan, 2.26%, Maturing August 2, 2013	423,629
	1,019	Term Loan, 2.26%, Maturing August 2, 2013	697,742
		GateHouse Media Operating, Inc.
	2,062	Term Loan, 2.24%, Maturing August 28, 2014	1,028,401
	4,838	Term Loan, 2.24%, Maturing August 28, 2014	2,412,974
	4,225	Term Loan, 2.49%, Maturing August 28, 2014	2,107,219
		Getty Images, Inc.
	3,529	Term Loan, 6.25%, Maturing July 2, 2015	3,558,116
		Laureate Education, Inc.
	646	Term Loan, 3.50%, Maturing August 17, 2014	600,778
	4,316	Term Loan, 3.50%, Maturing August 17, 2014	4,012,528
	998	Term Loan, 7.00%, Maturing August 31, 2014	990,331
		MediaNews Group, Inc.
	2,164	Term Loan, 6.73%, Maturing August 25, 2010	993,444
	2,181	Term Loan, 6.73%, Maturing August 2, 2013	959,685
		Mediannuaire Holding
EUR	468	Term Loan, 2.96%, Maturing October 10, 2014	490,818
EUR	468	Term Loan, 3.46%, Maturing October 10, 2015	490,682
		Merrill Communications, LLC
	5,366	Term Loan, 8.50%, Maturing December 24, 2012	4,601,373
		Nelson Education, Ltd.
	1,515	Term Loan, 2.75%, Maturing July 5, 2014	1,393,915
		Newspaper Holdings, Inc.
	7,911	Term Loan, 1.75%, Maturing July 24, 2014	4,350,832
		Nielsen Finance, LLC
	9,776	Term Loan, 2.23%, Maturing August 9, 2013	9,374,507
	4,719	Term Loan, 3.98%, Maturing May 1, 2016	4,614,209
		Penton Media, Inc.
	1,750	Term Loan, 2.50%, Maturing February 1, 2013	1,311,124
		Philadelphia Newspapers, LLC
	2,171	Term Loan, 0.00%, Maturing June 29, 2013(4)	510,287
		Reader’s Digest Association, Inc. (The)
	2,834	DIP Loan, 13.50%, Maturing August 21, 2010	2,947,594
	4,029	Revolving Loan, 4.52%, Maturing March 3, 2014	2,403,923
	16,225	Term Loan, 4.23%, Maturing March 3, 2014	9,680,940
	1,445	Term Loan, 7.00%, Maturing March 3, 2014	862,106
		Source Interlink Companies, Inc.
	914	Term Loan, 10.75%, Maturing June 18, 2013	790,325
	497	Term Loan, 15.00%, Maturing June 18, 2013(2)	198,691
		Source Media, Inc.
	1,989	Term Loan, 5.26%, Maturing November 8, 2011	1,760,157
		Star Tribune Co. (The)
	167	Term Loan, 8.00%, Maturing September 28, 2014(7)	116,429
	251	Term Loan, 8.00%, Maturing September 28, 2014(7)	199,485
		Super Media, Inc.
	2,475	Term Loan, 11.00%, Maturing December 31, 2015	2,341,524

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Trader Media Corp.
GBP	4,344	Term Loan, 2.65%, Maturing March 23, 2015	$6,300,909
		Tribune Co.
	2,984	Term Loan, 0.00%, Maturing April 10, 2010(4)	1,820,379
	1,943	Term Loan, 0.00%, Maturing May 17, 2014(4)	1,221,918
	7,950	Term Loan, 0.00%, Maturing May 17, 2014(4)	4,589,701
		Xsys, Inc.
	3,796	Term Loan, 2.89%, Maturing September 27, 2013	3,684,265
	3,877	Term Loan, 2.89%, Maturing September 27, 2014	3,763,203
EUR	1,516	Term Loan, 3.27%, Maturing September 27, 2014	2,047,789
	1,290	Term Loan - Second Lien, 4.49%, Maturing September 27, 2015	1,243,334

			$97,782,855

Radio and Television — 6.8%
		Block Communications, Inc.
	1,774	Term Loan, 2.28%, Maturing December 22, 2011	$1,667,175
		Citadel Broadcasting Corp.
	2,805	Term Loan, 1.99%, Maturing June 12, 2014	2,277,123
		CMP Susquehanna Corp.
	3,898	Term Loan, 2.25%, Maturing May 5, 2013	3,202,831
		Discovery Communications, Inc.
	1,962	Term Loan, 2.25%, Maturing April 30, 2014	1,954,517
		Emmis Operating Co.
	3,150	Term Loan, 4.25%, Maturing November 2, 2013	2,646,116
		Gray Television, Inc.
	2,392	Term Loan, 3.75%, Maturing January 19, 2015	2,203,944
		Intelsat Corp.
	7,316	Term Loan, 2.73%, Maturing January 3, 2014	6,996,671
	7,316	Term Loan, 2.73%, Maturing January 3, 2014	6,996,671
	7,318	Term Loan, 2.73%, Maturing January 3, 2014	6,998,814
		Ion Media Networks, Inc.
	1,102	DIP Loan, 15.00%, Maturing May 29, 2010(7)	1,734,113
	8,300	Term Loan, 0.00%, Maturing January 15, 2012(4)	2,306,711
		LBI Media, Inc.
	1,925	Term Loan, 1.73%, Maturing March 31, 2012	1,665,125
		NEP II, Inc.
	2,052	Term Loan, 2.53%, Maturing February 16, 2014	1,897,706
		Nexstar Broadcasting, Inc.
	4,445	Term Loan, 5.00%, Maturing October 1, 2012	4,350,307
	4,202	Term Loan, 5.00%, Maturing October 1, 2012	4,112,697
		Raycom TV Broadcasting, LLC
	7,850	Term Loan, 1.81%, Maturing June 25, 2014	6,868,750
		SFX Entertainment
	2,916	Term Loan, 3.50%, Maturing June 21, 2013	2,814,114
		Spanish Broadcasting System, Inc.
	6,048	Term Loan, 2.01%, Maturing June 10, 2012	5,070,552
		Univision Communications, Inc.
	22,650	Term Loan, 2.50%, Maturing September 29, 2014	19,784,775
		Young Broadcasting, Inc.
	3,508	Term Loan, 0.00%, Maturing November 3, 2012(4)	2,808,412

			$88,357,124

Rail Industries — 0.4%
		Kansas City Southern Railway Co.
	5,095	Term Loan, 2.01%, Maturing April 26, 2013	$4,948,330

			$4,948,330

Retailers (Except Food and Drug) — 3.1%
		American Achievement Corp.
	488	Term Loan, 6.29%, Maturing March 25, 2011	$463,283

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Amscan Holdings, Inc.
	1,556	Term Loan, 2.50%, Maturing May 25, 2013	$1,458,750
		Cumberland Farms, Inc.
	4,097	Term Loan, 2.75%, Maturing September 29, 2013	3,748,848
		Harbor Freight Tools USA, Inc.
	3,262	Term Loan, 9.75%, Maturing July 15, 2010	3,274,326
		Josten’s Corp.
	2,393	Term Loan, 2.23%, Maturing October 4, 2011	2,372,649
		Mapco Express, Inc.
	468	Term Loan, 6.50%, Maturing April 28, 2011	447,366
		Neiman Marcus Group, Inc.
	2,951	Term Loan, 2.26%, Maturing April 5, 2013	2,697,580
		Orbitz Worldwide, Inc.
	3,837	Term Loan, 3.24%, Maturing July 25, 2014	3,667,873
		Oriental Trading Co., Inc.
	6,547	Term Loan, 9.75%, Maturing July 31, 2013	5,630,216
	1,000	Term Loan - Second Lien, 6.24%, Maturing January 31, 2013	275,000
		Pilot Travel Centers, LLC
	2,775	Term Loan, Maturing November 24, 2015(6)	2,805,722
		Rent-A-Center, Inc.
	123	Term Loan, 2.00%, Maturing November 15, 2012	120,268
	2,205	Term Loan, 3.26%, Maturing May 31, 2015	2,182,733
		Rover Acquisition Corp.
	2,917	Term Loan, 2.49%, Maturing October 26, 2013	2,861,377
		Savers, Inc.
	990	Term Loan, 2.99%, Maturing August 11, 2012	960,349
	1,112	Term Loan, 2.99%, Maturing August 11, 2012	1,079,010
		Vivarte
EUR	978	Term Loan, 2.45%, Maturing May 29, 2015	1,154,019
EUR	978	Term Loan, 2.95%, Maturing May 29, 2016	1,154,019
		Yankee Candle Company, Inc. (The)
	3,443	Term Loan, 2.24%, Maturing February 6, 2014	3,342,058

			$39,695,446

Surface Transport — 0.3%
		Oshkosh Truck Corp.
	2,250	Term Loan, 6.26%, Maturing December 6, 2013	$2,263,647
		Swift Transportation Co., Inc.
	2,310	Term Loan, 8.25%, Maturing May 10, 2014	2,222,657

			$4,486,304

Telecommunications — 3.2%
		Alaska Communications Systems Holdings, Inc.
	5,569	Term Loan, 2.00%, Maturing February 1, 2012	$5,411,196
		Asurion Corp.
	8,504	Term Loan, 3.24%, Maturing July 13, 2012	8,271,137
	2,000	Term Loan - Second Lien, 6.73%, Maturing January 13, 2013	1,962,500
		BCM Luxembourg, Ltd.
EUR	2,000	Term Loan - Second Lien, 4.68%, Maturing March 31, 2016	2,433,935
		Cellular South, Inc.
	3,345	Term Loan, 2.00%, Maturing May 29, 2014	3,236,741
	1,138	Term Loan, 2.01%, Maturing May 29, 2014	1,101,045
		CommScope, Inc.
	2,661	Term Loan, 2.75%, Maturing November 19, 2014	2,622,282
		Intelsat Subsidiary Holding Co.
	2,660	Term Loan, 2.73%, Maturing July 3, 2013	2,562,763
		IPC Systems, Inc.
	1,310	Term Loan, 2.49%, Maturing May 31, 2014	1,149,962
GBP	214	Term Loan, 2.86%, Maturing May 31, 2014	287,745
		Macquarie UK Broadcast Ventures, Ltd.
GBP	2,508	Term Loan, 2.52%, Maturing December 26, 2014	3,365,352

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		NTelos, Inc.
	1,995	Term Loan, 5.75%, Maturing August 13, 2015	$2,013,703
		Palm, Inc.
	2,273	Term Loan, 3.76%, Maturing April 24, 2014	2,011,328
		Stratos Global Corp.
	2,596	Term Loan, 2.75%, Maturing February 13, 2012	2,563,295
		Telesat Canada, Inc.
	168	Term Loan, 3.24%, Maturing October 22, 2014	165,169
	1,959	Term Loan, 3.24%, Maturing October 22, 2014	1,922,988
		TowerCo Finance, LLC
	950	Term Loan, 6.00%, Maturing November 24, 2014	963,063

			$42,044,204

Utilities — 3.9%
		AEI Finance Holding, LLC
	738	Revolving Loan, 3.23%, Maturing March 30, 2012	$683,862
	4,942	Term Loan, 3.25%, Maturing March 30, 2014	4,577,729
		BRSP, LLC
	1,465	Term Loan, 7.50%, Maturing June 24, 2014	1,446,825
		Calpine Corp.
	12,927	DIP Loan, 3.14%, Maturing March 29, 2014	12,248,289
		Covanta Energy Corp.
	1,000	Term Loan, 1.65%, Maturing February 9, 2014	972,022
	1,974	Term Loan, 1.75%, Maturing February 9, 2014	1,920,124
		Electricinvest Holding Co.
GBP	600	Term Loan, 5.02%, Maturing October 24, 2012	796,054
EUR	2,085	Term Loan - Second Lien, 4.93%, Maturing October 24, 2012	2,418,906
		NRG Energy, Inc.
	6,293	Term Loan, 2.00%, Maturing June 1, 2014	6,104,561
	5,706	Term Loan, 2.00%, Maturing June 1, 2014	5,534,881
		TXU Texas Competitive Electric Holdings Co., LLC
	2,459	Term Loan, 3.73%, Maturing October 10, 2014	2,007,699
	10,390	Term Loan, 3.73%, Maturing October 10, 2014	8,534,560
	995	Term Loan, 3.78%, Maturing October 10, 2014	816,656
		Vulcan Energy Corp.
	2,185	Term Loan, 5.50%, Maturing December 31, 2015	2,190,639

			$50,252,807

Total Senior Floating-Rate Interests (identified cost $1,719,136,914)			$1,619,546,877

Corporate Bonds & Notes — 1.7%

Principal
Amount*
(000’s omitted)		Security	Value
Building and Development — 0.6%
		Grohe Holding GmbH, Variable Rate
EUR	6,500	3.617%, 1/15/14(8)	$7,953,306

			$7,953,306

Chemicals and Plastics — 0.0%
		Wellman Holdings, Inc., Sr. Sub. Notes
	679	5.00%, 1/29/19(7)	$249,872

			$249,872

Principal
Amount*
(000’s omitted)	Security	Value
Diversified Financial Services — 0.4%
	Virgin Media Finance PLC, Sr. Notes
5,000	6.50%, 1/15/18(9)	$4,943,750

		$4,943,750

Ecological Services and Equipment — 0.0%
	Environmental Systems Product Holdings, Inc., Jr. Notes
75	18.00%, 3/31/15(2)(7)	$59,608

		$59,608

Electronics/Electrical — 0.2%
	NXP BV/NXP Funding, LLC, Variable Rate
2,300	3.001%, 10/15/13	$1,929,125

		$1,929,125

Leisure Goods/Activities/Movies — 0.3%
	MU Finance PLC, Sr. Notes
4,000	8.375%, 2/1/17(9)	$3,920,000

		$3,920,000

Telecommunications — 0.2%
	Qwest Corp., Sr. Notes, Variable Rate
3,150	3.549%, 6/15/13	$3,094,875

		$3,094,875

Total Corporate Bonds & Notes (identified cost $23,008,501)		$22,150,536

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
$1,488	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 6.90%, 6/15/29(9)(10)	$1,444,800
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.911%, 8/11/16(9)(10)	369,200

Total Asset-Backed Securities (identified cost $2,488,104)		$1,814,000

Common Stocks — 0.3%

Shares	Security	Value
Automotive — 0.1%
48,926	Dayco Products	$758,353
133,410	Hayes Lemmerz International, Inc.(7)(11)	0

		$758,353

Building and Development — 0.1%
4,587	Lafarge Roofing(7)(11)	$0
156,924	Sanitec Europe Oy B Units(7)(11)	237,157
154,721	Sanitec Europe Oy E Units(7)(11)	0
1,646	United Subcontractors, Inc.(7)(11)	132,696
7,595	WCI Communities, Inc.(11)	645,595

		$1,015,448

Shares	Security	Value
Chemicals and Plastics — 0.0%
3,877	Vita Cayman II, Ltd.	$201,580
662	Wellman Holdings, Inc.(7)(11)	237,717

		$439,297

Ecological Services and Equipment — 0.0%
1,242	Environmental Systems Products Holdings, Inc.(7)(11)(12)	$17,301

		$17,301

Food Service — 0.0%
66,567	Buffets, Inc.(11)	$511,734

		$511,734

Investment Services — 0.0%
20,048	Safelite Realty Corp.(7)(12)	$0

		$0

Publishing — 0.1%
2,290	Source Interlink Companies, Inc.(7)(11)	$16,488
6,089	Star Tribune Co. (The)(7)(11)	0
16,600	SuperMedia, Inc.(11)	602,746

		$619,234

Total Common Stocks (identified cost $3,978,941)		$3,361,367

Preferred Stocks — 0.0%

Shares	Security	Value
Automotive — 0.0%
445	Hayes Lemmerz International, Inc., Series A, Convertible(7)(11)(12)	$0

		$0

Chemicals and Plastics — 0.0%
217	Key Plastics, LLC, Series A(7)(11)(12)	$0

		$0

Ecological Services and Equipment — 0.0%
569	Environmental Systems Products Holdings, Inc., Series A(7)(11)(12)	$45,520

		$45,520

Total Preferred Stocks (identified cost $249,639)		$45,520

Warrants — 0.0%

Shares	Security	Value
Commercial Services — 0.0%
4,437	Citation A14 Expires 4/6/12(7)(11)	$0
6,545	Citation B18 Expires 4/6/12(7)(11)	0

		$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 2.8%

Interest
(000’s omitted)	Description	Value
$20,757	Eaton Vance Cash Reserves Fund, LLC, 0.11%(13)	$20,756,549
16,056	State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/10	16,055,901

Total Short-Term Investments (identified cost $36,812,450)		$36,812,450

Total Investments — 129.5% (identified cost $1,785,674,549)		$1,683,730,750

Less Unfunded Loan Commitments — (0.9)%		$(12,289,701)

Net Investments — 128.6% (identified cost $1,773,384,848)		$1,671,441,049

Other Assets, Less Liabilities — (28.6)%		$(372,078,359)

Net Assets — 100.0%		$1,299,362,690

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)		Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(4)		Currently the issuer is in default with respect to interest payments.

(5)		Defaulted matured security.

(6)		This Senior Loan will settle after January 31, 2010, at which time the interest rate will be determined.

(7)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(8)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(9)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the aggregate value of these securities is $10,677,750 or 0.8% of the Portfolio’s net assets.

(10)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2010.

(11)		Non-income producing security.

(12)		Restricted security.

(13)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $774.

A summary of financial instruments outstanding at January 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement Date	Deliver	In Exchange For	Appreciation
2/26/10	British Pound Sterling 28,869,458	United States Dollar 46,585,201	$445,750
2/26/10	British Pound Sterling 1,830,000	United States Dollar 2,970,859	46,135
2/26/10	Euro 85,914,994	United States Dollar 120,272,400	1,158,702
2/26/10	Euro 1,310,694	United States Dollar 1,883,035	65,871

			$1,716,458

At January 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At January 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $1,716,458.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,773,859,200

Gross unrealized appreciation	$23,520,061
Gross unrealized depreciation	(125,938,212)

Net unrealized depreciation	$(102,418,151)

Restricted Securities

At January 31, 2010, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems	10/24/00	1,242	$0	(1)	$17,301
Products Holdings, Inc.
Safelite Realty Corp.	9/29/00 - 11/10/00	20,048	0	(1)	0

			$0		$17,301

Preferred Stocks
Environmental Systems	10/25/07	569	$9,958		$45,520
Products Holdings, Inc., Series A
Hayes Lemmerz	6/04/03	445	22,250		0
International, Inc. Series A, Convertible
Key Plastics, LLC, Series A	4/26/01	217	217,431		0

			$249,639		$45,520

Total Restricted			$249,639		$62,821

(1) Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$1,604,762,314	$2,494,862	$1,607,257,176
Corporate Bonds & Notes	—	21,841,056	309,480	22,150,536
Asset-Backed Securities	—	1,814,000	—	1,814,000
Common Stocks	602,746	2,117,262	641,359	3,361,367
Preferred Stocks	—	—	45,520	45,520
Warrants	—	—	0	0
Short-Term Investments	—	36,812,450	—	36,812,450

Total Investments	$602,746	$1,667,347,082	$3,491,221	$1,671,441,049

Forward Foreign Currency Exchange Contracts	$—	$1,716,458	$—	$1,716,458

Total	$602,746	$1,669,063,540	$3,491,221	$1,673,157,507

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in	Investments in
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	Warrants	Total
Balance as of October 31, 2009	$2,494,862	$309,480	$616,321	$45,520	$0	$3,466,183
Realized gains (losses)	—	—	—	—	—	—
Change in net unrealized appreciation (depreciation)	(9,323)	(12,754)	20,249	(116)	0	(1,944)
Net purchases (sales)	—	—	—	—	—	—
Accrued discount (premium)	9,323	12,754	—	—	—	22,077
Net transfers to (from) Level 3	—	—	4,789	116	—	4,905

Balance as of January 31, 2010	$2,494,862	$309,480	$641,359	$45,520	$0	$3,491,221

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2010	$(9,323)	$(12,754)	$20,249	$(116)	$0	$(1,944)

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Debt Portfolio

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010